Revenues	12 Months Ended
Dec. 31, 2025
Revenues
Revenues

4. Revenues

The following table shows the revenues earned from time, bareboat and voyage charters contracts for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Time charters (operating leases)	$328,264	$320,377	$208,238
Bareboat charters (operating leases)	64,442	19,172	—
Voyage charters	—	—	10,958
Total	$392,706	$339,549	$219,196

As of December 31, 2025, all of the Company’s vessels were employed under time and bareboat charter agreements with the remaining tenor ranging between 0.7 and 8.8 years. From these time and bareboat charter agreements, seven include extensions at the charterers’ option that range between 2.0 and 6.0 years. In addition, four of the Company’s vessels under-construction have secured time charter agreements with tenor range between 0.5 and 6.9 years from the respective date of delivery. All these charter agreements include extensions at the charterers’ option that range between 0.5 and 5.0 years.

As of December 31, 2024, all of the Company’s vessels were employed under time and bareboat charter agreements with the remaining tenor ranging between 0.8 and 9.8 years. From these time and bareboat charter agreements 10 include extensions at the charterers’ option that range from 2.0 to 9.0 years.